SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Less than 1 year	$ 116,796
More than 1 year	96,484
Total lease payments	213,280
Less: discount	(10,809)
Total operating lease liability, net of interest	$ 202,471